Stock Transactions	12 Months Ended
Feb. 28, 2013
Stock Transactions
Stock Transactions

14.       Stock Transactions

Exchange of Common Stock

On December 28, 2012, each of Paul I. Detwiler, Jr. and Donald L. Detwiler exchanged 10,000 shares of Class A voting common stock of the Company for 11,180 shares of Class B non-voting common stock of the Company.  The shares of the exchanged Class B non-voting common stock were then gifted by such individuals to their family members, each of whom is an existing shareholder.  As a result of the exchange for Class B non-voting common stock, the gifting of such equity securities did not affect the voting control of the Company.

Put Rights

On August 22, 2011, the stockholders of the Company amended the Stock Restriction Agreement which, among other things, required the Company to purchase, at any time, all or some of a stockholder’s common stock at the option of the individual stockholders. The amendment eliminated the stockholders’ right to require the Company to purchase the common stock on a prospective basis.  As a result, the amount attributable to the fair value of the common stock as of the amendment date was reclassified from mezzanine or temporary equity to shareholders’ equity as additional paid in capital.  The Company did not change the amount issued, outstanding or par value of its common stock.

Prior to August 22, 2011, the stockholders of the Company had put rights on all outstanding common stock which could require the Company to purchase, at any time, all or some of a stockholder’s common stock. The common stock was classified as mezzanine or temporary equity for all prior periods as the shares were redeemable at the option of the holder and had conditions for redemption which were not solely within the control of the Company. The redemption price was determined based upon the terms and conditions of the underlying stockholders’ agreement and was based upon either a formulaic calculation (in the event of a put of less than 100% of an individual stockholder’s shares) or an appraisal (in the event of a put of all of an individual stockholder’s shares). The value of the common stock was adjusted through retained earnings to its maximum redemption value as of each reporting date and as of the termination date.

If the Company was unable to purchase the common stock by reason of a legal or contractual impediment, then a stockholder, subject to the terms and restrictions set forth in the Stock Restriction Agreement, could sell common stock to other purchasers. The Company was restricted from purchasing any of its common stock due to contractual impediments contained in certain financing arrangements.